Schedule of Investments (unaudited) July 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 113.7%

Alabama — 2.1%
County of Jefferson Alabama Sewer, Refunding RB, :
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$570	$640,082
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,090	1,229,149
Sub-Lien, Series D, 6.00%, 10/01/42	1,000	1,180,780
Sub-Lien, Series D, 7.00%, 10/01/51	1,545	1,871,335

		4,921,346

Arizona — 2.9%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,230	1,310,085
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	2,547,100
5.00%, 12/01/37	2,360	3,090,963

		6,948,148

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	1,810	1,884,282

California — 7.1%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	1,545	2,291,219
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	2,200	2,314,092
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	875	991,760
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	105	117,912
5.25%, 08/15/49	265	293,795
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	165	190,016
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,025	1,096,176

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	$330	$364,587
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	255	299,684
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	1,950	1,971,918
Montebello Unified School District, GO, CAB (NPFGC), 0.00%, 08/01/22(c)	2,405	2,284,173
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 07/01/29(c)	3,475	2,815,827
State of California Public Works Board, LRB, Various Capital Projects, :
Series I, 5.00%, 11/01/38	550	624,145
Sub-Series I-1, 6.38%, 11/01/19(b)	820	830,734
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	540	540,589

		17,026,627

Colorado — 2.2%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,260	1,625,892
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 07/01/40	1,455	1,498,024
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	710	733,075
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 01/15/34	1,425	1,456,022

		5,313,013

Delaware — 1.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	790	824,997
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	840	953,047

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$2,430	$2,499,717

		4,277,761

District of Columbia — 6.7%
District of Columbia, Refunding RB, :
Georgetown University, 5.00%, 04/01/35	315	379,273
Georgetown University Issue, 5.00%, 04/01/42	260	306,987
The Catholic University of America Issue, 5.00%, 10/01/48	1,695	1,965,488
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	1,520	1,601,320
Metropolitan Washington Airports Authority, Refunding ARB, :
Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	1,475	1,573,014
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35(c)	13,485	8,142,647
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	505	508,192
5.25%, 10/01/44	1,470	1,479,893

		15,956,814

Florida — 4.2%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19(b)	2,375	2,407,537
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	960	1,086,528
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	2,620	2,749,638
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	2,095	2,367,895

Security	Par (000)	Value

Florida (continued)
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	$1,390	$1,491,831

		10,103,429

Georgia — 2.7%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	2,615	2,802,234
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	370	429,022
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/19(b)	585	590,967
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	360	463,507
5.00%, 05/15/36	360	466,575
5.00%, 05/15/37	400	522,544
5.00%, 05/15/38	220	288,994
5.00%, 05/15/49	725	978,931

		6,542,774

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	945	978,727

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	540	640,364

Illinois — 14.6%
Chicago Board of Education, GO, Series H, Series C, Series D, :
Dedicated Revenues, 5.00%, 12/01/36	350	387,587
Project, 5.25%, 12/01/35	1,075	1,167,579
Chicago Board of Education, GO, Refunding, :
Dedicated Revenues, 5.00%, 12/01/30	605	686,252
Dedicated Revenues, Series F, 5.00%, 12/01/22	455	489,498
Dedicated Revenues, Series G, 5.00%, 12/01/34	315	351,320
5.00%, 12/01/27	500	580,420
Chicago Board of Education, GO:
5.00%, 12/01/46	390	430,591

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.00%, 12/01/46	$1,015	$1,067,069
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	876	877,953
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, :
Series A, 5.75%, 01/01/21(b)	1,680	1,788,914
Series A, 5.75%, 01/01/39	320	337,165
Series C, 6.50%, 01/01/21(b)	4,055	4,359,530
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	730	777,779
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,000	1,073,210
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	560	610,137
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,115	1,127,042
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, :
CAB, Series B (AGM), 0.00%, 06/15/47(c)	13,220	4,593,950
Series B (AGM), 5.00%, 06/15/50	3,070	3,158,508
Series B-2, 5.00%, 06/15/50	1,850	1,877,213
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	315	339,816
6.00%, 06/01/21	800	870,248
State of Illinois, GO, 5.00%, 02/01/39	1,100	1,169,707
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/29	930	1,058,656
State of Illinois, GO, Series A, 5.00%, 04/01/38	2,625	2,768,089
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	2,000	2,290,720
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	705	791,384

		35,030,337

Indiana — 3.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	560	649,426
7.00%, 01/01/44	1,355	1,559,442

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, RB, Series A, :
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	$2,275	$2,434,660
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	310	337,017
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,030	1,115,851
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	290	316,842
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	585	590,797
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	880	969,478

		7,973,513

Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, :
Series B, 5.25%, 12/01/50(d)	1,955	2,144,752
Midwestern Disaster Area, 5.25%, 12/01/25	320	350,583
Midwestern Disaster Area, 5.88%, 12/01/26(a)	285	299,090
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	95	97,835
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	980	980,147

		3,872,407

Kansas — 0.6%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C(b):
5.75%, 11/15/19	35	35,454
5.75%, 11/15/19	1,485	1,504,335

		1,539,789

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	705	800,986

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(e)	$865	$912,004

		1,712,990

Louisiana — 1.6%
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	430	436,291
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	700	719,068
5.25%, 05/15/31	600	633,144
5.25%, 05/15/32	765	828,243
5.25%, 05/15/33	830	897,678
5.25%, 05/15/35	350	385,493

		3,899,917

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 07/01/39	145	145,251

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	530	545,635
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	305	360,757
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	1,520	1,629,242

		2,535,634

Massachusetts — 0.6%
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 05/15/59	1,165	1,494,450

Michigan — 3.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	3,085	3,374,774

Security	Par (000)	Value

Michigan (continued)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	$530	$548,126
5.50%, 05/15/36	425	436,131
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	630	681,446
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(b)	2,105	2,132,849
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	730	885,760
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	785	914,023

		8,973,109

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	750	814,778
5.25%, 02/15/53	1,500	1,774,920

		2,589,698

Mississippi — 0.3%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 09/01/19(b)	675	677,282

Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	175	191,104

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	$175	$188,734

		379,838

Nebraska — 0.3%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	575	633,230

New Hampshire — 2.0%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project,(a):
Series B, 4.63%, 11/01/42	1,105	1,133,023
Series C, AMT, 4.88%, 11/01/42	575	591,008
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(b)	3,035	3,035,000

		4,759,031

New Jersey — 10.5%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	735	801,473
5.25%, 11/01/44	1,095	1,194,119
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	775	786,013
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,410	1,533,305
New Jersey EDA, RB, :
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,365	1,500,626
Series EEE, 5.00%, 06/15/48	2,705	3,045,343
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,060	1,177,088
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	1,550	1,806,587
New Jersey State Turnpike Authority, RB, :
Series A, 5.00%, 01/01/43	715	773,666
Series E, 5.00%, 01/01/45	1,875	2,152,031
New Jersey Transportation Trust Fund Authority, RB, :
Transportation Program, Series AA, 5.00%, 06/15/44	315	342,792
Transportation Program, Series AA, 5.00%, 06/15/44	580	626,098

Security	Par (000)	Value

New Jersey (continued)
Transportation System, Series A, 5.50%, 06/15/41	$1,575	$1,657,546
Transportation System, Series B, 5.25%, 06/15/36	1,705	1,795,195
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	390	444,830
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,150	5,574,824

		25,211,536

New York — 6.9%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	310	333,414
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,300	1,328,444
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	265	265,013
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	229	247,840
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,405	1,405,436
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,715	1,971,101
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	1,740	1,759,940
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	1,415	1,415,113
New York Liberty Development Corp., Refunding RB, :
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	850	864,909
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,275	2,495,015
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	245	271,926

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	$605	$677,479
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	900	946,719
6.00%, 12/01/42	875	917,709
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	1,305	1,603,284

		16,503,342

North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	415	458,098

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	695	804,157

Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	2,570	2,526,182
County of Franklin Ohio, RB, :
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	470	517,432
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	290	338,665
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	535	574,515
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	580	636,405

		4,593,199

Oklahoma — 1.7%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	1,500	1,598,625

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	$855	$993,835
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	1,420	1,520,493

		4,112,953

Pennsylvania — 3.1%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	460	494,988
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	415	447,619
5.00%, 09/01/43	905	1,076,199
Lancaster IDA, RB, Willow Valley Communities Project, 5.00%, 12/01/49(f)	950	1,084,368
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	2,015	2,259,822
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,105	1,179,267
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	795	907,516

		7,449,779

Puerto Rico — 5.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	475	482,970
5.63%, 05/15/43	500	508,385
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,845	1,857,970
5.13%, 07/01/37	510	515,095
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	530	535,655
6.00%, 07/01/44	960	969,600

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, :
Series A-1, 4.50%, 07/01/34	$20	$20,628
Series A-1, 4.75%, 07/01/53	1,146	1,116,915
Series A-1, 5.00%, 07/01/58	4,386	4,376,833
Series A-2, 5.00%, 07/01/58	2,162	2,075,066

		12,459,117

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB, :
Series A, 5.00%, 06/01/35	580	643,713
Series B, 4.50%, 06/01/45	1,900	1,944,878
Series B, 5.00%, 06/01/50	2,605	2,725,221

		5,313,812

South Carolina — 4.8%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	2,245	2,649,055
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	2,285	2,371,327
AMT, 5.25%, 07/01/55	925	1,055,388
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,410	2,717,468
State of South Carolina Public Service Authority, Refunding RB, :
Series A, 5.00%, 12/01/50	1,035	1,175,698
Series E, 5.25%, 12/01/55	1,225	1,405,112

		11,374,048

Tennessee — 1.1%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	980	1,113,368
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	495	572,502

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	$705	$836,758

		2,522,628

Texas — 7.3%
Central Texas Regional Mobility Authority, Refunding RB, :
Senior Lien, 6.25%, 01/01/21(b)	1,480	1,582,623
Sub-Lien, 5.00%, 01/01/33	250	275,823
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	440	504,944
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/37	1,500	1,657,905
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	850	1,025,712
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	325	387,731
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	3,330	3,886,343
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(b)	450	450,837
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	1,400	678,188
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	1,825	2,193,869
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, :
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,097,000
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,734,102

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	$845	$979,093

		17,454,170

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	640	750,125
5.00%, 07/01/47	665	772,956

		1,523,081

Virginia — 1.8%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 07/01/42	625	651,687
Residential Care Facility, 5.00%, 07/01/47	970	1,009,421
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	550	598,175
6.00%, 01/01/37	1,830	2,021,967

		4,281,250

Washington — 2.3%
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	1,555	1,823,004
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,085	1,272,347
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	540	611,680
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,625	1,836,396

		5,543,427

Wisconsin — 0.7%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,710	1,727,288

Total Municipal Bonds — 113.7% (Cost — $246,628,147)		272,141,646

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California — 7.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(h)	$2,257	$2,445,141
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	6,600	6,665,934
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	4,121	4,231,880
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	2,250	2,693,161
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	748	747,996

		16,784,112

Colorado — 2.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(h)	1,664	2,004,734
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(h)	1,490	1,492,622
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	2,700	2,886,408

		6,383,764

Florida — 1.7%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	3,939	4,116,498

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	3	2,832

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
4.00%, 02/15/41	$1,032	$1,129,235

		1,132,067

Massachusetts — 4.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	1,502	1,614,806
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	3,359	3,961,346
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,502	4,854,231

		10,430,383

New York — 9.0%
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(h):
5.75%, 02/15/21(b)	687	732,681
5.75%, 02/15/47	423	450,723
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,440	8,090,700
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(h)	4,460	4,868,980
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	1,860	2,206,667

Security	Par (000)	Value

New York (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	$4,846	$5,309,022

		21,658,773

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,830	2,131,913

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,695	2,021,101

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,140	1,182,488

Texas — 5.3%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,720	1,888,610
County of Harris Texas, RB, Toll Road, Senior Lien, Series A(h):
5.00%, 08/15/19(b)	1,139	1,141,000
5.00%, 08/15/38	871	872,766
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	2,350	2,511,539
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	1,504	1,562,760
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	2,295	2,392,583
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	2,041	2,231,029

		12,600,287

Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	2,519	2,522,827

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 0.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$2,095	$2,142,288

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	2,059	2,200,108

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.6% (Cost — $81,147,740)		85,306,609

Total Long-Term Investments — 149.3% (Cost — $327,775,887)		357,448,255

Security	Shares	Value

Short-Term Securities — 5.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(i)(j)	13,773,053	$13,775,808

Total Short-Term Securities — 5.8% (Cost — $13,775,096)		13,775,808

Total Investments — 155.1% (Cost — $341,550,983)		371,224,063

Other Assets Less Liabilities — 0.8%		2,030,568

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.9)%		(50,148,655)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (35.0)%		(83,700,000)

Net Assets Applicable to Common Shares — 100.0%		$239,405,976

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between November 15, 2019 to July 1, 2034 is $8,187,205.

(i)	Annualized 7-day yield as of period end.
(j)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,880,499	6,892,554	13,773,053	$13,775,808	$36,931	$1	$1,397

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD)

Portfolio Abbreviations (continued)

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

SRF	State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	17	09/30/19	$1,998	$(5,680)
10-Year U.S. Treasury Note	7	09/19/19	892	(5,089)
Long U.S. Treasury Bond	95	09/19/19	14,781	(261,690)

				$(272,459)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$357,448,255		$—	$357,448,255
Short-Term Securities	13,775,808	—		—	13,775,808

	$13,775,808	$357,448,255	$		$371,224,063

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(272,459)	$—		$—	$(272,459)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(49,972,861)	$—	$(49,972,861)
VRDP Shares at Liquidation Value	—	(83,700,000)	—	(83,700,000)

	$—	$(133,672,861)	$—	$(133,672,861)

12